BUSINESS COMBINATION - Pro Forma Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Revenue	$ 305,544	$ 302,991
Net loss	$ (18,729)	$ (5,705)